Commitment	12 Months Ended
Dec. 31, 2020
Disclosures Of Commitments [Abstract]
Commitment
38	Commitment

(a)	Financing Guarantee Commitment
The Group provides financial guarantees to individuals and small and micro-business owners who successfully obtain loans through the Group’s platform. The following table sets forth the balance of such commitment under the financing guarantee contracts for which the Group does not consolidate the underlying loans.

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Financing Guarantee Commitments	4,639,331	20,969,026